PROPERTY AND EQUIPMENT, NET	12 Months Ended
Jun. 30, 2021
PROPERTY AND EQUIPMENT, NET
9. PROPERTY AND EQUIPMENT, NET

9.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consists of the following:

	Land $	Building $	Construction in progress $	Leasehold improvements $	Machinery and equipment $	Computer equipment $	Furnitures and fixtures $	Total $
Cost
As at June 30, 2019	523,480	1,361,048	1,760,861	-	-	-	-	3,645,389
Additions	-	-	-	1,130,183	-	44,645	30,984	1,205,812
Translation adjustment	21,640	56,264	72,792	-	-	-	-	150,696
Impairment charge	-	-	-	(16,316)	-	-	-	(16,316)
As at June 30, 2020	545,120	1,417,312	1,833,653	1,113,867	-	44,645	30,984	4,985,581
Additions	-	-	-	356,337	5,657	84,394	294,607	740,995
Disposals	-	-	-	(11,384)	-	(13,444)	(22,229)	(47,057)
Acqusition of subsidiaries	417,183	1,036,378	-	3,889	323,823	-	12,251	1,793,524
Translation adjustment	(60,124)	(143,323)	-	(155,296)	(11,023)	-	-	(369,766)
Transfer	-	-	(1,833,653)	1,833,653	-	-	-	-
Impairment charge	(95,429)	(248,115)	-	(320,999)	-	-	-	(664,543)
As at June 30, 2021	806,750	2,062,253	-	2,820,066	318,457	115,595	315,613	6,438,734
Accumulated depreciation As at June 30, 2019	-	-	-	-	-	-	-	-
Depreciation	-	-	-	(2,027)	-	(2,708)	(1,033)	(5,768)
As at June 30, 2020	-	-	-	(2,027)	-	(2,708)	(1,033)	(5,768)
Depreciation	-	(46,365)	-	(256,534)	(22,379)	(29,711)	(28,487)	(383,476)
Disposals	-	-	-	-	-	-	1,097	1,097
Translation adjustment	-	1,551	-	6,735	749	-	-	9,035
As at June 30, 2021	-	(44,814)	-	(251,826)	(21,630)	(32,419)	(28,423)	(379,112)
Net book value ($)
At June 30, 2019	523,480	1,361,048	1,760,861	-	-	-	-	3,645,389
At June 30, 2020	545,120	1,417,312	1,833,653	1,111,840	-	41,937	29,951	4,979,813
At June 30, 2021	806,750	2,017,439	-	2,568,240	296,827	83,176	287,190	6,059,622

During the year ended June 30, 2021, the Company incurred a depreciation expense in the amount of $383,476 (June 30, 2020 - $5,768; June 30, 2019 - $30,529 included in cost of sales).

Oregon - Land, building and construction in progress

On April 4, 2018, the Company entered into an agreement to acquire a 27.5% interest of Cordova OR Operations, LLC (“OR Operations”) for the acquisition of land and buildings. Under the terms of this agreement, the Company acquired a 27.5% membership interest in OR Operations for $534,311 (US $400,000). On June 19, 2019, the Company purchased the remaining 72.5% interest in OR Operations for $1,361,048 (US$1,040,000) (Note 11). The Company spent $1,760,861 in relation to construction in progress during the year ended June 30, 2019. Amortization expenses of $232,407 was recorded during the year ended June 30, 2021 (June 30, 2020 - $nil).

On August 4, 2021, OR Operations sold all of its land, building, and construction-in-progress (the “Oregon Property”) for $2,726,680 (US $2,200,000) and entered into an agreement to lease the Oregon Property from the buyer (the “Lease”). The Lease will allow the Company to operate on the Oregon Property for ten years, and provides options for two subsequent ten year renewal periods. Proceeds from the sale were used to retire debts related to the Oregon Property and to finance the planned expansion in Oregon. A total of $743,640 (US $600,000) of the purchase price has been placed in escrow by the buyer to allow the completion of the buildout. The Lease was signed on July 20, 2021 and commenced on August 1, 2021. There is no rent payable during the first three months of the Lease and subsequent payments amount to $27,267 (US $22,000) per month for the reminder of the first year, with annual payment escalators thereafter.

The selling price of $2,726,680 for the Oregon Property was lower than its carrying value, which indicated the impairment of these assets and resulted of impairment loss in the amount of $664,543. As at June 30, 2021, the value of Oregon Property amounted to $2,585,412 (June 30, 2020 - $3,796,085).

Leasehold improvements

Leasehold improvements include those acquired as part of the asset acquisition of Star Buds International Inc., as disclosed in Note 12 in the amount of $1,060,224. Management assessed the indicators of impairment and determined that the leasehold improvements were impaired and resulted of impairment of assets in the amount of $16,316 during the year ended June 30, 2020.